AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 14, 1997
                                                             File Nos. 333-14263
                                                                       811-7867
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 1

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 2

--------------------------------------------------------------------------------
                          THE HIGHLAND FAMILY OF FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900

--------------------------------------------------------------------------------
                               Max Berueffy, Esq.
                       Forum Administrative Services, LLC
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
                                    COPY TO:
                              Roger P. Joseph, Esq.
                                Bingham Dana, LLP
                               150 Federal Street
                                Boston, MA 02110
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   It is proposed that this filing will become
                                   effective:

 __X__   immediately  upon  filing  pursuant to Rule 485,  paragraph  (b)
 _____   on [ ] pursuant to Rule 485,  paragraph  (b)
 _____   60 days after filing  pursuant to Rule 485,  paragraph  (a)(i)
 _____   on [ ]  pursuant  to Rule 485,  paragraph (a)(i)
 _____   75 days after filing pursuant to Rule 485,  paragraph (a)(ii)
 _____   on [ ] pursuant to Rule 485, paragraph (a)(ii)
 _____   this post-effective amendment designates a new effective date for a
 _____   previously filed post-effective amendment

Registrant will register an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ending December 31, 1997 will be filed with the Commission on or about February 28, 1998.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(C))

                                     PART A

N-1A                                                                         Location
Item No.        N-1A Item
                                                                             PROSPECTUS

Item 1.         Cover Page                                                   Cover Page

Item 2.         Synopsis                                                     Expense Summary

Item 3.         Condensed Financial Information                              Financial Highlights

Item 4.         General Description of Registrant                            Investment Objectives, Policies and Risk
                                                                             Considerations; General Information

Item 5.         Management of the Fund                                       Management of the Funds; Expense Summary

Item 5A.        Management's Discussion of Fund Performance.                 Not Applicable

Item 6.         Capital Stock and Other Securities                           General Information

Item 7.        Purchase of Securities Being Offered                          Pricing of Fund Shares; How to Purchase
                                                                             Shares

Item 8.        Redemption or Repurchase                                      How to Redeem Shares

Item 9.        Pending Legal Proceedings                                     Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(C))

                                     PART B

N-1A                                                                         Location
Item No.        N-1A Item
                                                                             STATEMENT OF
                                                                             ADDITIONAL INFORMATION

Item 10.       Cover Page                                                    Cover Page

Item 11.       Table of Contents                                             Cover Page

Item 12.       General Information and History                               Additional Company Information

Item 13.       Investment Objectives and Policies                            Additional Investment Information

Item 14.       Management of the Fund                                        Additional Company Information

Item 15.       Control Persons and Principal Holders of Securities           Additional Company Information

Item 16.       Investment Advisory and Other Services                        Additional Company Information

Item 17.       Brokerage Allocation and Other Practices                      Portfolio Transactions and Brokerage

Item 18.       Capital Stock and Other Securities                            Description of Shares

Item 19.       Purchase, Redemption and Pricing of Securities Being Offered  Description of Shares; Determination of
                                                                             Net Asset Value

Item 20.       Tax Status                                                    Taxes

Item 21.       Underwriters                                                  Additional Company Information

Item 22.       Calculation of Performance Data                               Performance Information

Item 23.       Financial Statements                                          Financial Statements

-----------------------------------------
                          THE HIGHLAND FAMILY OF FUNDS
                               Two Portland Square
                              Portland, Maine 04101


                                 April 14, 1997,
                           as amended October 14, 1997


                                   PROSPECTUS

THE HIGHLAND FAMILY OF FUNDS (the "Company") is a registered, no-load, open-end management investment company, commonly known as a mutual fund. The Company presently consists of two diversified investment portfolios, HIGHLAND GROWTH FUND and HIGHLAND AGGRESSIVE GROWTH FUND, designed to offer investors equity-oriented investment opportunities. Each investment portfolio is individually referred to as a "Fund" and collectively as the "Funds."

HIGHLAND GROWTH FUND seeks long-term capital appreciation. The Growth Fund invests primarily in equity securities of companies believed by the Fund's investment adviser to have the potential for above-average long-term growth. The Growth Fund invests in companies of all sizes. HIGHLAND AGGRESSIVE GROWTH FUND seeks capital appreciation. The Aggressive Growth Fund invests primarily in equity securities of companies believed by the Fund's investment adviser to have the potential for above-average growth in market value. The Aggressive Growth Fund emphasizes companies with market capitalizations of less than $1 billion.

Highland Investment Group L.P. serves as the investment adviser to the Funds. Catherine C. Lawson, co-founder, Chief Executive Officer and Chief Investment Officer of Highland Investment Group L.P., manages the investment program of the Funds and is primarily responsible for the day-to-day management of each Fund's portfolio.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR INSURED DEPOSITARY INSTITUTION, NOR ARE THEY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This Prospectus sets forth concisely the information about the Funds that you should know before investing. You are advised to read this Prospectus carefully and keep it for future reference.


A Statement of Additional Information ("SAI"), dated April 14, 1997, as amended October 14, 1997, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission. The SAI, which may be revised from time to time, contains further information about the Funds and is available, without charge, by writing to the Funds at Two Portland Square, Portland, Maine 04101, or calling, toll free, 1-888-557-3200. The SAI, together with other related materials, is also available at the Securities and Exchange Commission's Web Site (http://www.sec.gov).


--------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
---------------------------------

                      TABLE OF CONTENTS
                      -------------------------------------------

                      Expense Summary                                          3


                      Financial Highlights                                     3

                      The Highland Family of Funds                             4


                      Investment Objectives, Policies and Risk
                        Considerations                                         4

                      Investment Limitations                                   7

                      Management of the Funds                                  8

                      Pricing of Fund Shares                                   9

                      How to Purchase Shares                                  10

                      How to Exchange Shares                                  12

                      How to Reedeem Shares                                   13

                      Dividends and Distributions                             14

                      Shareholder Reports and Information                     14

                      Taxes                                                   15

                      General Information                                     15

                      Fund Performance                                        16

                      Appendix A -- Permitted Investments and
                        Investment Practices                                 A-1

                      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

---------------------------------
EXPENSE SUMMARY
----------------------------
The following table is designed to assist you in understanding the expenses you will bear directly or indirectly as a shareholder of a Fund. Shareholder Transaction Expenses are charges that you pay when buying or selling shares of a Fund. Annual Fund Operating Expenses are paid out of a Fund's assets and include fees for portfolio management, general Fund administration, shareholder servicing, accounting and other services. Annual Fund Operating Expenses are the expenses expected to be incurred by each Fund during the current fiscal year. Actual total operating expenses may be higher or lower than those indicated. An example based on the summary is shown below.

                        SHAREHOLDER TRANSACTION EXPENSES
                        --------------------------------

                                                                                 Highland
                                                            Highland            Aggressive
                                                          Growth Fund           Growth Fund
                                                          -----------           -----------
                         Maximum Sales Load
                            Imposed on Purchases             None                  None

                         Maximum Sales Load
                            Imposed on Reinvested
                            Dividends                        None                  None

                         Deferred Sales Load
                            Imposed on Redemptions           None                  None

                         Redemption Fees*                    None                  None

                         Exchange Fees                       None                  None

* There is a $10 service fee for each wire  redemption.


                            ANNUAL OPERATING EXPENSES
                     (as a percentage of average net assets)
                     ---------------------------------------

                         Management Fees (1)                 1.15%                 1.35%

                         12b-1 Fees (2)                      None                  None

                         Other Expenses (net  of
                            reimbursement) (1)               0.80%                 0.60%

                         Total Operating  Expenses
                         (net of  reimbursement) (1)         1.95%                 1.95%

(1) The Funds' investment adviser has voluntarily agreed to limit the total operating expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.95% of each Fund's average net assets until January 1, 1998. After such date,the expense limitation may be terminated or revised at any time. The Funds estimate that absent the limitation, Other Expenses of the Growth and Aggressive Growth Funds would be approximately .85%, and .65%, respectively, and Total Annual Operating Expenses would be approximately 2.00%, and 2.00%, respectively.

(2) The Funds' Distribution Plan permits the imposition of a 12b-1 fee not to exceed 0.25% of each Fund's net assets. There is no current intention to impose this fee with respect to either Fund, and shareholders of a Fund will be given at least 60 days written notice before any such fee is imposed by that Fund.

EXAMPLE

Based on the foregoing table, you would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return and (ii) redemption at the end of each time period:

                                                                     Aggressive
                                                 Growth Fund         Growth Fund
                                                 -----------         -----------

   One Year                                          $20                  $20

   Three Years                                       $61                  $61

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE FUNDS ARE NEWLY ORGANIZED, AND ACTUAL OPERATING EXPENSES AND INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Funds will be contained in the Funds' Annual Report to shareholders, which may be obtained without charge when available.


FINANCIAL HIGHLIGHTS

The following information represents selected data for a single share outstanding of the Highland Growth Fund. This information is not audited. Highland Growth Fund commenced operations on May 13, 1997. The financial statements for the period May 13, 1997 through August 31, 1997 are set forth in Appendix B to the SAI and may be obtained from the Company without charge.

                                                            Period Ended
                                                          August 31, 1997
                                                          ---------------

Net Asset Value, Beginning of Period                             $10.00 (a)

                                                           -------------

Investment Operations
     Net Investment Income (Loss)                                (0.02)
     Net Realized and Unrealized Gain (Loss) on
     Investments                                                   1.24

                                                           -------------

Total from Investment Operations                                   1.22

                                                           -------------

Net Asset Value, End of Period                                   $11.22

                                                           =============

Total Return                                                     12.20% (b)
Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)                        $460
Ratios to Average Net Assets:
     Expenses including reimbursement/waiver                      1.95% (c)
     Expenses excluding reimbursement/waiver                    121.41% (c)
     Net investment income (loss) including
      reimbursement/waiver                                      (0.69%) (c)
Average Commission Rate (d)                                   $  0.2337
Portfolio Turnover Rate                                           1.43%

(a)  The Fund commenced operations on May 13, 1997.
(b)  Not annualized.
(c)  Annualized.
(d) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

THE HIGHLAND FAMILY OF
FUNDS
------------------------------------
The Highland Family of Funds (the "Company") is a no-load, open-end management investment company, commonly known as a mutual fund, which is registered under the Investment Company Act of 1940 (the "1940 Act"). The Company presently consists of two diversified investment portfolios: Highland Growth Fund and Highland Aggressive Growth Fund (each investment portfolio is individually referred to as a "Fund" and collectively as the "Funds"). The Funds offer investors equity-oriented investment opportunities.

Each Fund continuously sells its shares to the public. Proceeds from such sales are invested by each Fund in securities of other companies. The resources of many investors are thus combined and each individual investor has an interest in every one of the securities owned, thereby providing diversification in a variety of industries. Highland Investment Group L.P. (the "Adviser") serves as the Funds' investment adviser, selecting and managing the Funds' investments. As portfolios of an open-end investment company, the Funds will redeem their outstanding shares on demand of the owner at the next determined net asset value, subject to certain limitations. Registration of the Funds under the 1940 Act does not involve supervision of the Funds' management or policies by the Securities and Exchange Commission.

INVESTMENT OBJECTIVES,
POLICIES AND RISK
CONSIDERATIONS
--------------------------------
GENERAL

The investment objective of Highland Growth Fund is long-term capital appreciation. The investment objective of Highland Aggressive Growth Fund is capital appreciation. Each Fund pursues its investment objective by investing primarily in equity securities subject to certain separate investment policies described below. Equity securities are common stocks, preferred stocks, warrants to purchase common stocks or preferred stocks, and securities convertible into common or preferred stocks. When selecting securities, the Adviser will consider certain criteria including, but not limited to, (1) the prospects for a company's product, (2) the potential for the company's industry, (3) management ability, (4) the relationship of the price of the security to its estimated value, and (5) relevant market, economic and political considerations. The Funds may invest in securities of issuers still in the development stage, older issuers that appear to be entering a new era of growth due to management changes, development of new technology or other events, or issuers with high growth rates.

  Because shares of each Fund represent an investment in securities with fluctuating market prices, you should understand that the net asset value per share of each Fund will vary as the aggregate value of a Fund's portfolio securities increases or decreases. An investment in the Funds should be considered a long-term investment. The Funds are not designed to meet investors' short-term financial needs, nor is any single Fund or a combination of the Funds intended to provide a complete or balanced investment program.

  The investment objectives, policies and practices of each Fund, unless otherwise specifically stated, are not fundamental and may be changed by the Funds' Board of Trustees without shareholder approval. See "Investment Limitations." Because of the risks inherent in all investments, there can be no assurance that the objectives of the Funds will be met. The descriptions that follow are designed to help you choose the Fund that best fits your investment goals.

  HIGHLAND GROWTH FUND. The investment objective of the Highland Growth Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing in companies that the Adviser believes have the potential for above-average long-term growth in market value. The Adviser will focus generally on investments in companies that have innovative new products and services, strong management teams and strong financial condition. The Adviser will also focus on companies which have a unique capability, whether it be new product development, research and development expertise or marketing advantage, which the Adviser believes should provide the potential for the company to sustain its growth rate over several years. In selecting investments for the Highland Growth Fund, the Adviser may select companies of all sizes. See "Other Investment Policies and Risks."

HIGHLAND AGGRESSIVE GROWTH FUND. The investment objective of the Highland Aggressive Growth Fund is capital appreciation. The Fund seeks to achieve this objective by investing in companies that the Adviser believes to have the potential for above-average growth in market value. The Adviser will focus generally on investments in companies that have strong management teams and that the Adviser perceives to have characteristics that could allow for rapid growth over the next few years. These companies may still be in the developmental stage and may have limited product lines. Although the Fund may invest in companies of all sizes, the Fund, under normal market conditions, emphasizes equity securities of companies that, at the time of the Fund's purchase, have market capitalizations of less than $1 billion. See "Other Investment Policies and Risks."

OTHER INVESTMENT POLICIES AND RISKS

In addition to the investment policies described above (and subject to certain restrictions described below), each of the Funds may invest in the following securities and may employ some or all of the following investment techniques, some of which may present special risks as described below. A more complete discussion of certain of these securities and investment techniques and the associated risks is contained in the SAI.

  SMALLER CAPITALIZATION COMPANIES. Each Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small-and medium-sized companies, as well as start-up companies, often can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of trading of their securities is substantially less than is typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. The spreads between the bid and asked prices of the securities of these companies in the U.S. over-the-counter market typically are larger than the spreads for more actively traded securities. As a result, a Fund could incur a loss if it determined to sell such a security shortly after its acquisition. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period oftime due to the trading volume of smaller company securities.

  Investors should be aware that, based on the foregoing factors, an investment in the Funds may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Adviser's research efforts may also play a greater role in selecting securities for the Funds than in a fund that invests in larger, more established companies.

  WARRANTS AND RIGHTS. Each Fund may invest up to 5% of its net assets in warrants or rights, valued at the lower of cost or market, which entitle the holder to buy equity securities during a specific period of time. A Fund will make such investments only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in a Fund's portfolio. Warrants and rights acquired by a Fund in units or attached to securities are not subject to these restrictions.

  CASH AND TEMPORARY DEFENSIVE POSITIONS. In times when the Adviser believes that adverse economic or market conditions justify such actions, each Fund may invest temporarily up to 100% of its assets in cash and high quality short-term and money market instruments. The Funds may also invest in such instruments pending investment, to meet anticipated redemption requests, and/or to retain the flexibility to respond promptly to changes in market and economic conditions. It is impossible to predict when or for how long the Adviser may employ these strategies.

  Each of the Funds may invest in commercial paper and other cash equivalents rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, commercial paper master notes (which are demand instruments bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) of issuers whose commercial paper is rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by

Moody's, and debt securities which are deemed by the Adviser to be of comparable quality. Each of the Funds may also invest in United States Treasury Bills and Notes, instruments issued by U.S. government agencies or instrumentalities, certificates of deposit of domestic branches of U.S. and foreign banks and corporate bonds with remaining maturities of 13 months or less. For debt obligations other than commercial paper, these securities are limited to those rated at least Aa by Moody's or AA by S&P, or deemed by the Adviser to be of comparable quality.

  Each Fund's investment in money market instruments may also include securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys an interest-bearing security at one price and simultaneously agrees to sell it back at a mutually agreed upon time and price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The Fund's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Fund could experience a loss. Repurchase agreements will be acquired in accordance with procedures established by the Funds' Trustees which are designed to evaluate the creditworthiness of the other parties to the repurchase agreements.

  PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

  RULE 144A SECURITIES. Pursuant to guidelines adopted by the Trustees, each Fund may purchase restricted securities that are not registered for sale to the general public if it is determined that there is a dealer or institutional market in the securities. In that case, the securities will not be treated as illiquid for purposes of the Funds' investment limitations. The Trustees will review these determinations. These securities are known as "Rule 144A securities," because they are traded under SEC Rule 144A among qualified institutional buyers. Institutional trading in Rule 144A securities is relatively new, and the liquidity of these investments could be impaired if trading in Rule 144A securities does not develop or if qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

  OTHER PERMITTED INVESTMENTS. For more information regarding the Funds' permitted investments and investment practices, see Appendix A. The Funds will not necessarily invest or engage in each of the investments and investment practices in Appendix A, but reserve the right to do so.

OTHER INVESTMENT COMPANIES. Each Fund may invest substantially all of its assets in a mutual fund having the same investment objective and policies as the Fund. This structure is known as a master/feeder investment structure. Shareholders will be given at least 30 days' notice before a Fund converts to this structure. Each Fund may also invest in shares of other investment companies to the extent permitted by the 1940 Act. To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company's expenses, such as investment advisory and distribution fees, and operating expenses.

  PORTFOLIO TURNOVER. The Adviser will generally purchase and sell securities without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover for each Fund may be substantial. The Adviser intends to purchase a given security whenever it believes it will contribute to the stated objective of a Fund, even if the same security has only recently been sold. In selling a given security, the Adviser keeps in mind that profits from sales of securities held less than three months must be limited in order to meet the requirements of Subchapter M of the Internal Revenue Code. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of portfolio activity increases. For the fiscal year ending December 31, 1997, the Growth Fund's portfolio turnover rate is not expected to exceed 200% and the Aggressive Growth Fund's portfolio turnover rate is not expected to exceed 400%.

  BROKERAGE TRANSACTIONS. In connection with the selection of brokers or dealers for securities transactions for the Funds and the placing of such orders, brokers or dealers may be selected who also provide brokerage and research services to the Funds or the other accounts over which the Adviser exercises investment discretion. The Adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer.

INVESTMENT LIMITATIONS

Each Fund has adopted certain fundamental investment restrictions that may be changed only with the approval by a majority of the Fund's outstanding shares (as defined in the 1940 Act). The following description summarizes several of the Funds' fundamental restrictions which have been adopted to maintain portfolio diversification and attempt to reduce risk.

No Fund may:

1. purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in securities of any one issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations; provided, however, that a Fund may invest all or substantially all of its investable assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

2. invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry; and

3. borrow money, except that a Fund may borrow money from a bank and may enter into reverse repurchase agreements for temporary or emergency purposes (not for leveraging) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) at the time of borrowing. In addition, no Fund may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund, taken at market value.

  A list of the Funds' investment policies and restrictions is set forth in the SAI. In order to provide a degree of flexibility, the Funds' investment objectives, as well as other policies which are not deemed fundamental, may be modified by the Funds' Board of Trustees without shareholder approval. Any change in a Fund's investment objective may result in the Fund having investment objectives different from the objectives which the shareholder considered appropriate at the time of investment in the Fund. However, neither Fund would change its investment objective without written notice to shareholders sent at least 30 days in advance of any such change.

MANAGEMENT OF THE FUNDS

The Funds are supervised by their Board of Trustees. A majority of the Trustees are not affiliated with the Adviser. More information on the Trustees and officers of the Funds appears under "Additional Company Information" in the SAI.

INVESTMENT ADVISER

The Adviser was organized on May 19, 1995 as a Delaware limited partnership. The Adviser's principal business address is 1248 Post Road, Fairfield, CT 06430. Catherine C. Lawson, the Chief Executive Officer and Chief Investment Officer of the Adviser, has been the portfolio manager for each of the Funds since their inception. Ms. Lawson, a Chartered Financial Analyst, has more than 25 years of experience as a securities analyst and portfolio manager. She served as the portfolio manager of the Dreyfus Convertible Securities Fund from 1990 to 1993. From 1984 to 1989, she was a Vice President of Nationar, Inc. (formerly Savings Bank Trust Company), where she was the portfolio manager of the MSB Fund and the Institutional Family of Funds. The Adviser has no prior experience managing mutual funds.

  The Company, on behalf of each of the Funds, has entered into an investment advisory agreement with the Adviser (the "Investment Advisory Agreement"). Pursuant to such Investment Advisory Agreement, the Adviser supervises and manages the investment portfolios of the Funds, and subject to such policies as the Board of Trustees of the Company may determine, directs the purchase or sale of investment securities in the day-to-day management of the Funds' investment portfolios. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Funds. For the foregoing, the Adviser receives a fee, which is accrued daily and paid monthly, of 1.15% of the average daily net assets of the Highland Growth Fund and 1.35% of the average daily net assets of the Highland Aggressive Growth Fund, in each case on an annualized basis for the Funds' then-current fiscal year. These advisory fees are higher than those paid by most mutual funds.

  BancBoston Ventures, Inc., the sole limited partner of the Adviser, may transfer its partnership interest to Value Asset Management, a registered investment adviser. In order to ensure that the Adviser will continue to provide investment management services to the Funds even if such transfer occurs, the Funds' Board of Trustees and initial shareholder have approved an Investment Advisory Agreement with the Adviser which is identical to the existing Investment Advisory Agreement (except for the effective date and termination date) and which will become effective upon the transfer of the interest in the Adviser described above.

ADMINISTRATION

     Pursuant to an Administration Agreement, Forum Administrative Services, LLC (the "Administrator") acts as administrator for the Funds. The Administrator, at its own expense and without reimbursement from the Funds, furnishes office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. For its administrative services (which include clerical, compliance, regulatory and other services), the Administrator receives from each Fund a fee, computed daily and payable monthly, at an annual rate of 10 basis points (0.10%) on the first $100 million of each Fund's average net assets and 5 basis points (0.05%) on the balance of each Fund's average net assets, subject to a minimum annual fee of $40,000.

     Forum Financial Corp., an affiliate of the Administrator, acts as the transfer agent and dividend disbursing agent for the Funds. Forum Financial Corp. also provides fund accounting services and calculates each Fund's daily net asset value per share. The principal business address of Forum Financial Corp. is Two Portland Square, Portland, Maine 04101.

  The First National Bank of Boston is the custodian of the Funds' securities. Securities may be held by a sub-custodian bank approved by the Trustees.

  Coopers & Lybrand L.L.P. serves as independent accountants for the Funds.

  Bingham, Dana & Gould LLP, Boston, Massachusetts is counsel for each Fund.

DISTRIBUTION ARRANGEMENTS

Forum Financial Services, Inc. (the "Distributor"), Two Portland Square, Portland, Maine 04101, (207) 879-1900, acts as distributor for the Funds pursuant to a Distribution Agreement. Shares also may be sold by authorized dealers who have entered into dealer agreements with the Distributor. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate of up to 0.25% of each Fund's average daily net assets. The Trustees do not currently intend to authorize the payment of any such fee from either Fund, although they have the authority under the Distribution Plan to do so in the future. Shareholders of a Fund will be given at least 60 days written notice before any 12b-1 fee is imposed by that Fund.

  Any payments made under the Distribution Plan may be used for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Trustees. Such activities include advertising, compensation to the Distributor, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or other distributors, shareholder account servicing, production and dissemination of prospectuses and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund may finance without a distribution plan, the Fund may also make payments to finance such activity outside of the Distribution Plan and not subject to its limitations.

  The Funds and the Distributor provide to the Trustees quarterly a written report of amounts expended under the Distribution Plan and the purposes for which the expenditures were made.

EXPENSES

The Funds pay all of their own expenses, including without limitation, the cost of securities transactions, government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense, insurance premiums and fees paid to trustees who are not interested persons of the Adviser. The organizational expenses of the Funds were advanced by the Adviser and may be reimbursed in full by the Funds as soon as they have sufficient assets.

PRICING OF FUND SHARES

The price you pay when buying a Fund's shares, and the price you receive when selling (redeeming) a Fund's shares, is the net asset value of the shares next determined after receipt by the Funds of a purchase or redemption request in proper form. No front end sales charge or commission of any kind is added by the Fund upon a purchase and no charge is deducted upon a redemption. The Funds currently charge a $10 fee for each redemption made by wire. See "How to Redeem Shares."

  The per share net asset value of a Fund is determined by dividing the total value of its net assets (meaning its assets less its liabilities) by the total number of its shares outstanding at that time. The net asset value is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the New York

Stock Exchange is open for trading. This determination is applicable to all transactions in shares of a Fund prior to that time and after the previous time as of which the net asset value was determined. Accordingly, investments accepted or redemption requests received in proper form prior to the close of regular trading on a day the New York Stock Exchange is open for trading will be valued as of the close of trading, and investments accepted or redemption requests received in proper form after that time will be valued as of the close of the next trading day.

  Investments are considered received only when your check, wired funds or electronically transferred funds are received by the Funds. Investments by telephone pursuant to your prior authorization to the Funds to draw on your bank account are considered received when the proceeds from the bank account are received by the Funds, which generally takes two to three banking days.

  Securities which are traded on a recognized stock exchange (including the National Association of Securities Dealers' Automated Quotation System, NASDAQ) are valued at the last quoted sale price on the securities exchange on which such securities are primarily traded. Securities for which there were no transactions are valued at the mean of the last bid and asked prices. Securities traded on only over-the-counter markets are valued at the mean of the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Funds' Trustees. Debt instruments maturing within 60 days may be valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser pursuant to guidelines established by the Funds' Trustees.

HOW TO PURCHASE SHARES

All of the Funds are no-load, so you may purchase, redeem or exchange shares directly at net asset value without paying a sales charge. Because the Funds' net asset value changes daily, your purchase price will be the next net assetvalue determined after the Funds receive your purchase order. See "Pricing of Fund Shares." The following minimum investment amounts apply:

                                                 Initial              Additional
                                                Minimum                Minimum
Type of Account                                 Investment            Investment
------------                                    --------               --------
Regular                                           $1000                   $50
Automatic Investment Plan                           500                    50
Individual Retirement Account                       500                    50
Gift to Minors                                      100                    50

  Each Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived in the case of qualified retirement plans.

  HOW TO OPEN YOUR ACCOUNT BY MAIL. Please complete the Purchase Application. You can obtain additional copies of the Purchase Application and a copy of the IRA Purchase Application from the Funds by calling, toll free, 1-888-557-3200. (Please note that you must use a different form for an IRA.)

  Your completed Purchase Application should be mailed directly to:

         The Highland Family of Funds
         P.O. Box 446
         Portland, Maine 04112

  All applications must be accompanied by payment in the form of a check made payable to the Fund in which you are investing. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. When a purchase is made by check and a redemption is made shortly thereafter, the Funds will delay the mailing of a redemption check until the purchase check has cleared your bank, which may take up to 10 calendar days from the purchase date. If you contemplate needing access to your investment shortly after purchase, you should purchase the shares by wire as discussed below.

     HOW TO OPEN YOUR ACCOUNT BY WIRE. You may make purchases by direct wire transfers. To ensure proper credit to your account, please call the Funds, toll free, at 1-888-557-3200 for instructions prior to wiring funds. Funds should be wired through the Federal Reserve System as follows:

The First National Bank of Boston
A.B.A. Number 011000390
For the account of Forum Financial Corp.
Account Number 541-54171
For further credit to:
The Highland  Family of Funds
(investor  account number)
(name or account registration)
(identify which Fund to purchase)

  You must promptly complete a Purchase Application and mail it or send it via overnight delivery to the Funds at the applicable address above. Shares will not be purchased until the Funds receive a properly completed and executed Purchase Application.

  If you have any questions, call the Funds, toll free, at 1-888-557-3200.

  HOW TO ADD TO YOUR ACCOUNT. You may make additional investments by mail or by wire in the minimums listed above. When adding to an account by mail, you should send the Funds your check, together with the additional investment form from a recent statement. If this form is unavailable, you should send a signed note giving the full name of the account and the account number. Purchases made by check will not be available for exchange or redemption for up to 10 calendar days. This delay allows the Funds to verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss. For additional investments made by wire transfer, you should use the wiring instructions listed above. Be sure to include your account number. Wired funds are considered received in good order on the day they are deposited in the Funds' account if they reach the Funds' bank account by the Funds' cut-off time for purchases and all required information is provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.

  AUTOMATIC INVESTMENT PLAN. You may make purchases of shares of each Fund automatically on a regular basis ($50 minimum per transaction). You must meet the Automatic Investment Plan's minimum initial investment of $500 before the Plan may be established. Under the Plan, your designated bank or other financial institution debits a preauthorized amount on your account each month and applies the amount to the purchase of Fund shares. The Plan can be implemented with any financial institution that is a member of the Automated Clearing House. No service fee is currently charged by the Funds for participation in the Plan. You will receive a statement on a quarterly basis showing the purchases made under the Plan. A $15 fee will be imposed by the Funds if sufficient funds are not available in your account or your account has been closed at the time of the automatic transaction. You may adopt the Plan at the time an account is opened by completing the appropriate section of the Purchase Application. You may obtain an application to establish the Plan after an account is opened by calling the Funds, toll free, at 1-888-557-3200. In the event you discontinue participation in the Plan, the Funds reserve the right to redeem your Fund account involuntarily, upon sixty days' written notice, if the account's net asset value is $1,000 or less. Call, toll free, 1-888-557-3200 for more information.

  PURCHASING SHARES THROUGH OTHER INSTITUTIONS. If you purchase shares through a program of services offered or administered by a broker-dealer, financial institution or other service provider, you should read the program materials, including information relating to fees, in addition to the Funds' Prospectus. Certain services of a Fund may not be available or may be modified in connection with the program of services provided. The Funds may only accept requests to purchase additional shares into a broker-dealer street name account from the broker-dealer.

  Certain broker-dealers, financial institutions or other service providers that have entered into an agreement with the Company may enter purchase orders on behalf of their customers by phone, with payment to follow within several days as specified in the agreement. The Funds may effect such purchase orders at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the broker-dealer, financial institution or other service provider to place the order with the Funds on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution or other service provider could be held liable for any resulting fees or losses. The Funds reserve the right to refuse a telephone transaction if they believe it advisable to do so.

  RETIREMENT PLANS. The Funds have a program under which you may establish an Individual Retirement Account ("IRA") with the Funds and purchase shares through such account. The minimum initial investment in each Fund for an IRA is $500. You may obtain additional information regarding establishing such an account by calling the Funds, toll free, at 1-888-557-3200.

  The Funds also may be used as investment vehicles for established defined contribution plans, including simplified employee (including SAR-SEPs), 401(k), profit-sharing and money purchase pension plans. For details, please call, toll free, 1-888-557-3200.

  MISCELLANEOUS. The Funds will charge a $15 service fee against your account for any check that is returned unpaid. You will also be responsible for any losses suffered by the Funds as a result.

HOW TO EXCHANGE SHARES

Shares of any Fund may be exchanged for shares of another Fund or for shares of the Daily Assets Treasury Fund, a money market fund managed by Forum Advisors, Inc. and a series of Forum Funds, a registered investment company, at any time. This exchange offer is available only in states where shares of such other Fund or of the Daily Assets Treasury Fund, as applicable, may be legally sold. You may receive a copy of the Daily Assets Treasury Fund prospectus by writing to the Funds at Two Portland Square, Portland, Maine 04101, or calling, toll free, 1-888-557-3200. Each exchange is subject to the minimum initial investment required for each Fund (see "How to Purchase Shares" page 10) or for the Daily Assets Treasury Fund ($2,500), as applicable. You may make further exchanges for $50 or more. You may open a new account or purchase additional shares by making an exchange from an existing Highland Fund account. New accounts will have the same registration as the existing accounts. Exchanges may be made either in writing or by telephone. To exchange by telephone, you must follow the instructions below under "How to Redeem by Telephone."

  For exchanges between Highland Funds and between a Highland Fund and the Daily Assets Treasury Fund, the value to be exchanged and the price of the shares being purchased will be the net asset value next determined by the applicable funds after receipt and acceptance of proper instructions for the exchange. An exchange from one Fund to another and from a Fund to the Daily Assets Treasury Fund is treated the same as an ordinary sale and purchase for federal income tax purposes.

  If you buy shares by check, you may not exchange those shares for up to 10 calendar days to ensure your check has cleared. If you intend to exchange shares soon after their purchase, you should purchase the shares by wire or contact the Funds, toll free, at 1-888-557-3200 for further information.

  Because of the risks associated with common stock investments, the Funds are intended to be long-term investment vehicles and not designed to provide investors with a means of speculating on short-term stock market movements. In addition, because excessive trading can hurt the Funds' performance and shareholders, the Funds reserve the right to temporarily or permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the exchange privilege (e.g., more than five exchanges per calendar year). Your exchanges may be restricted or refused if a Fund or the Daily Assets Treasury Fund receives or anticipates simultaneous orders affecting significant portions of such fund's assets.

In particular, a pattern of exchanges with a "market timer" strategy may be disruptive to the Funds or to the Daily Assets Treasury Fund.

  Additional documentation may be required for exchange requests if shares are registered in the name of a corporation, partnership or fiduciary. Contact the Funds for additional information concerning the exchange privilege.

HOW TO REDEEM SHARES

You may redeem shares of the Funds at any time. The price at which the shares will be redeemed is the net asset value per share next determined after proper redemption instructions are received by the Funds. See "Pricing of Fund Shares." There are no charges for the redemption of shares except that a fee of $10 is charged for each wire redemption. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

  HOW TO REDEEM BY MAIL. To redeem shares by mail, simply send an unconditional written request to the Funds specifying the number of shares or dollar amount to be redeemed, the name of the Fund, the name(s) on the account registration and the account number. A request for redemption must be signed exactly as the shares are registered. If the amount requested is greater than $25,000, the proceeds are to be sent to a person other than the shareholder of record or to a location other than the address of record, each signature must be guaranteed by a commercial bank or trust company in the United States, a member firm of the National Association of Securities Dealers, Inc. or other eligible guarantor institution. A notary public is not an acceptable guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company, or member firm and "Signature Guaranteed" must appear with the signature. Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, contact the Funds in advance.

  The Funds will mail payment for redemption within seven days after it receives proper instructions for redemption. However, the Funds will delay payment for up to 10 calendar days on redemptions of recent purchases made by check. This allows the Funds to verify that the check used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

  HOW TO REDEEM BY TELEPHONE. To redeem shares by telephone, you must select this option on the Purchase Application. Once this feature has been requested, shares may be redeemed by calling the Funds, toll free, at 1-888-557-3200. Proceeds redeemed by telephone will be mailed to your address, or wired or credited to your preauthorized bank account as shown on the records of the Funds. Telephone redemptions must be in the amounts of $50 or more.

  In order to arrange for telephone redemptions after your account has been opened or to change the bank account or address designated to receive redemption proceeds, you must send a written request to the Funds. The request must be signed by each registered holder of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the National Association of Securities Dealers, Inc. or other eligible guarantor institution. A notary public is not an acceptable guarantor. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

  Payment of the redemption proceeds for Fund shares redeemed by telephone where you request wire payment will normally be made in federal funds on the next business day. The Funds reserve the right to delay payment for a period of up to seven days after receipt of the redemption request. There is currently a $10 fee for each wire redemption. It will be deducted from your account.

  The Funds  reserve  the right to refuse a  telephone  redemption  or  exchange transaction if they believe it is advisable to do so. Procedures for redeeming or exchanging shares of the Funds by telephone may be modified or terminated by the Funds at any time. In an effort to prevent unauthorized or fraudulent redemption  or  exchange  requests  by  telephone,  the Funds  have  implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include: requesting verification of certain personal information; recording telephone transactions; confirming transactions in writing; and restricting transmittal of redemption proceeds to preauthorized designations. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.

  You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact the Funds by telephone, you may also redeem shares by delivering or mailing the redemption request to: The Highland Family of Funds, Two Portland Square, Portland, Maine 04101.

  The Funds reserve the right to suspend or postpone redemptions during any period when: trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC"), or that the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

  Due to the relatively high cost of maintaining small accounts, if your account balance falls below the minimums on page 10 as a result of a redemption or exchange or if you discontinue the Automatic Investment Plan before your account balance reaches the required minimum, you will be given a 60-day notice to reestablish the minimum balance or activate an Automatic Investment Plan. If this requirement is not met, your account may be closed and the proceeds sent to you.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay dividends from net investment income annually and distribute substantially all net realized capital gains at least annually. Each Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains. You may elect to reinvest all income dividends and capital gains distributions in shares of a Fund or receive cash as designated on the Purchase Application. You may change your election at any time by sending written notification to the Funds. The election is effective for distributions with a dividend record date on or after the date that the Funds receive notice of the election. If you do not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the Fund. Shares will be purchased at the net asset value in effect on the business day after the dividend record date and will be credited to your account on such date. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. Dividends and capital gains distributions, if any, will reduce the net asset value of a Fund by the amount of the dividend or capital gains distribution.

SHAREHOLDER REPORTS AND INFORMATION

The Funds will provide the following statements and reports:

  CONFIRMATION STATEMENTS. Except for Automatic Investment Plans, after each transaction that affects the account balance or account registration, you will receive a confirmation statement. Participants in the Automatic Investment Plan will receive quarterly confirmations of all automatic transactions.

 ACCOUNT STATEMENTS. All shareholders will receive quarterly account statements.

  FINANCIAL REPORTS. Financial reports are provided to shareholders semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each Taxpayer Identification Number even though the investor may have more than one account in a Fund.

  If you need additional copies of previous statements, you may order statements for the current and preceding year at no charge. Statements for earlier years are available for $5 each. Call, toll free, 1-888-557-3200 to order past statements. If you need information on your account with the Funds or if you wish to submit any applications, redemption requests, inquiries or notifications, you should contact the Administrator at Two Portland Square, Portland, Maine 04101 or call, toll free, 1-888-557-3200.

TAXES

Each Fund intends to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, such Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income and net capital gain that is distributed to shareholders.

  Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares and whether such distributions are paid in cash or reinvested in additional Fund shares. Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year.

  The Funds will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption and exchange proceeds if you fail to complete the Purchase Application.

  The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the SAI for further discussion. There may be other federal, state or local tax considerations applicable to you as an investor. You therefore are urged to consult your tax adviser regarding any tax-related issues.

GENERAL INFORMATION

  ORGANIZATION. The Funds are series of The Highland Family of Funds, which was organized as a business trust on October 7, 1996. Each Fund is a diversified mutual fund. Under the 1940 Act, a diversified series or mutual fund must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the mutual fund and not more than 10% of the voting securities of the issuer.

  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

  VOTING AND OTHER RIGHTS. The Company may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of the Company have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.

  As series of a Massachusetts business trust, the Funds are not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in a Fund's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of each Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that Fund.

  All shares issued and sold by the Funds will be fully paid and nonassessable, except as provided above.

  SHARE CERTIFICATES. The Funds will not issue share certificates. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. The Transfer Agent will maintain a share register for all shareholders of record.

FUND PERFORMANCE

From time to time, the Funds may advertise their "average annual total return" over various periods of time. An average annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. An investor's investment in a Fund and the Fund's return are not guaranteed and will fluctuate according to market conditions. When considering "average" total return figures for periods longer than one year, you should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. Each Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for a specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions).

  Each Fund may quote the Fund's average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. Each Fund may also compare its performance to that of other mutual funds and to stock and other relevant indices or to rankings prepared by independent services or industry publications. For example, a Fund's total return may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA Today, Barron's, Money and Forbes as well as in publications of a local or regional nature, may be used in comparing Fund performance.

  Each Fund's total return may also be compared to such indices as the Dow Jones Industrial Average, Standard & Poor's 500 Index, NASDAQ Composite OTC Index or NASDAQ Industrials Index, Consumer Price Index and Russell 2000 Index or other appropriate indices.

  Performance quotations of a Fund represent the Fund's past performance and should not be considered as representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The methods used to compute a Fund's total return are described in more detail in the SAI.

                                   APPENDIX A

                 PERMITTED INVESTMENTS AND INVESTMENT PRACTICES
                  -------------------------------------------

  CONVERTIBLE SECURITIES. Each Fund may invest in securities which may be converted, either at a stated price or rate within a specified period of time, into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Typically, the convertible debt securities in which the Funds will invest will be of a quality less than investment grade (so-called "junk bonds"). The Funds will not acquire convertible debt securities rated below B by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or securities deemed by the Adviser to be of comparable quality. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. The Adviser expects, however, to sell promptly any convertible debt securities that fall below a B rating quality as a result of these events. See the SAI for a description of applicable debt ratings.

  Investments in fixed income securities offering higher current income, while generally providing greater income and opportunity for gain than investments in higher rated securities, usually entail greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities), and involve greater volatility of price (especially during periods of economic uncertainty or change) than investments in higher rated securities and because yields may vary over time, no specific level of income can ever be assured. In particular, securities rated lower than Baa by Moody's or BBB by S&P or comparable securities (commonly known as "junk bonds") are considered speculative. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. During certain periods, the higher yields on the Funds' lower rated fixed income securities are paid primarily because of the increased risk of loss of principal and income, arising from such factors as the heightened possibility of default or bankruptcy of the issuers of such securities. Due to the fixed income payments of these securities, the Funds may continue to earn the same level of interest income while their net asset value declines due to portfolio losses. The prices for these securities may be affected by legislative and regulatory developments. Changes in the value of securities subsequent to their acquisition will not affect cash income to a Fund but will be reflected in the net asset value of shares of the Fund. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

  FOREIGN SECURITIES. Each Fund may invest without limitation in foreign securities, including sponsored and unsponsored depository receipts. Investments in foreign securities involve special risks and costs which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Funds. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. See "Taxes" in the SAI.

  Because non-U.S. securities often are denominated in currencies other than the U.S. dollar, changes in currency exchange rates will affect a Fund's net asset value, the value of dividends and interest earned on gains and losses realized on the sale of securities. In addition, some non-U.S. currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Because of these and other factors, securities of foreign companies acquired by the Funds may be subject to greater fluctuation than securities of similar domestic companies.

     The costs attributable to non-U.S. investing, such as the costs of maintaining custody of securities in non-U.S. countries, frequently are higher than those attributable to U.S. investing. As a result, the operating expense ratios of the Funds may be higher than those of investment companies investing exclusively in U.S. securities.

  American Depository Receipts ("ADRs") typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs are not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

  Each Fund may invest in issuers located in developing countries, which are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing in non-U.S. securities are heightened by investing in developing countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries with more mature economies; such markets often have provided higher rates of return, and greater risks, to investors. These heightened risks include (i) greater risks of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability;
(ii) the small current size of markets for securities of issuers based in developing countries and the currently low or non-existent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures. Such characteristics can be expected to continue in the future.

  CURRENCY EXCHANGE CONTRACTS. Each Fund may enter into forward foreign currency exchange contracts for the purchase or sale of non-U.S. currency for hedging purposes against adverse rate changes or otherwise to achieve the Fund's investment objective. A currency exchange contract allows a definite price in dollars to be fixed for securities of non-U.S. issuers that have been purchased or sold (but not settled) for the Fund. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

  HEDGING STRATEGIES. The Funds may use various hedging strategies to attempt to reduce the overall level of risk for an individual security, or group of securities, or to reduce the investment risk of the Funds. There can be no assurance that such efforts will succeed. Each Fund may write (i.e., sell) covered call and secured put options, and buy put or call options, which are sometimes referred to as derivatives, for hedging purposes. These options may relate to particular securities or stock indices, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. Each Fund will not purchase put and call options where the aggregate premiums on its outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. The primary risks associated with the use of options are: (1) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the option; (2) possible lack of a liquid secondary market; (3) losses caused by unanticipated market movements; and (4) the Adviser's ability to predict correctly the direction of securities prices and economic factors. For further discussion of risks involved with the use of options, see "Additional Investment Information -- Hedging Strategies" in the SAI.

  "WHEN-ISSUED" SECURITIES. In order to ensure the availability of suitable securities, each Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund takes delivery of the securities. In general, the Fund does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Fund establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

  SHORT SALES AGAINST THE BOX. If a Fund anticipates that a price of a security will decline, it may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost (so-called "short sales against the box").

  REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved.

                          THE HIGHLAND FAMILY OF FUNDS
                     ----------------------------------------

                               INVESTMENT ADVISER

                         Highland Investment Group L.P.

                                  ADMINISTRATOR

                       Forum Administrative Services, LLC

                                   DISTRIBUTOR

                         Forum Financial Services, Inc.

                                     COUNSEL

                            Bingham, Dana & Gould LLP

                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                            Coopers & Lybrand L.L.P.

                                    CUSTODIAN

                        The First National Bank of Boston










                          THE HIGHLAND FAMILY OF FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 1-888-557-3200




                                                     PROSPECTUS

                                                     APRIL 14, 1997,
                                                     AS AMENDED OCTOBER 14, 1997




                          THE HIGHLAND FAMILY OF FUNDS
                     -----------------------------------------

                              HIGHLAND GROWTH FUND
                         HIGHLAND AGGRESSIVE GROWTH FUND

THE HIGHLAND FAMILY OF FUNDS


STATEMENT OF ADDITIONAL INFORMATION
APRIL 14, 1997, AS AMENDED OCTOBER 14, 1997

This Statement of Additional Information dated April 14, 1997, as amended October 14, 1997, is meant to be read in conjunction with the Prospectus dated April 14, 1997, as amended October 14, 1997, for the Highland Growth Fund and the Highland Aggressive Growth Fund (collectively referred to as the "Funds") and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of these Funds should be made solely upon the information contained herein. Copies of the Prospectus for the Funds may be obtained by calling, toll free, 1-888-557-3200. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.


                                TABLE OF CONTENTS
                                                                            Page


ADDITIONAL INVESTMENT INFORMATION                                              2
INVESTMENT RESTRICTIONS                                                       15
ADDITIONAL COMPANY INFORMATION                                                17
Trustees and Officers                                                         17
Investment Adviser                                                            19
Administrator                                                                 20
Custodian, Transfer Agent and Dividend Paying Agent                           20
Legal Counsel                                                                 21
Independent Accountants                                                       21
DISTRIBUTION OF SHARES                                                        21
PORTFOLIO TRANSACTIONS AND BROKERAGE                                          22
TAXES                                                                         23
DESCRIPTION OF SHARES                                                         24
INDIVIDUAL RETIREMENT ACCOUNTS                                                26
PERFORMANCE INFORMATION                                                       26
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES;
DETERMINATION OF NET ASSET VALUE                                              28
OTHER INFORMATION                                                             29
SHAREHOLDINGS                                                                 29
FINANCIAL STATEMENTS                                                          30
APPENDIX A (Description of Securities Ratings)                               A-1
APPENDIX B (Unaudited Financial Statements -- Highland Growth Fund)          B-1


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

ADDITIONAL INVESTMENT INFORMATION

The following supplements the investment objectives and policies of the Funds as set forth in the Prospectus.

Highland Growth Fund seeks long-term capital appreciation. The Highland Growth Fund invests primarily in equity securities of companies believed by the Adviser to have the potential for above-average growth in market value.
The Highland Growth Fund may invest in companies of all sizes.

Highland Aggressive Growth Fund seeks capital appreciation. The Highland Aggressive Growth Fund invests primarily in equity securities of companies believed by the Adviser to have the potential for above-average growth in market value. Although the Highland Aggressive Growth Fund may invest in companies of all sizes, the Fund, under normal market conditions, emphasizes equity securities of companies with market capitalizations of less than $1 billion.

MONEY MARKET INSTRUMENTS. Each Fund may invest in a variety of money market instruments for temporary defensive purposes, pending investment, to meet anticipated redemption requests and/or to retain the flexibility to respond promptly to changes in market and economic conditions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

MORTGAGE-BACKED SECURITIES. Each of the Funds may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. Interests in pools of mortgage-related securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

The principal governmental issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government while obligations of FNMA and FHLMC are supported by the respective agency only. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each Fund may also invest a portion of its assets in collateralized mortgage obligations or "CMOs," a type of mortgage-backed security. CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligations is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through certificates to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-through certificates issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

Even if the U.S. government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed securities may be lost when it is prepaid. When interest rates go up, mortgage-backed security experience lower-rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

REPURCHASE AGREEMENTS. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Funds' custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that a Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. When the Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

UNITED STATES GOVERNMENT OBLIGATIONS. Each of the Funds may invest in Treasury securities which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. The Funds also may invest in instruments issued by U.S. government agencies or instrumentalities. Some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States, others by the right of the issuer to borrow from the U.S. Treasury and others only by the credit of the agency or instrumentality.

ILLIQUID SECURITIES. Each of the Funds may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities). The Board of Trustees or its delegate has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration ("restricted securities") under the Securities Act of 1933, as amended ("Securities Act") that may be resold pursuant to Rule 144A or Regulation S under the Securities Act, may be considered liquid. The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Certain securities are deemed illiquid by the Securities and Exchange Commission including repurchase agreements maturing in greater than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to the Funds limitation on illiquid securities.

Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board.

If through the appreciation of illiquid securities or the depreciation of illiquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.

HEDGING STRATEGIES. The Funds may engage in hedging activities. They may utilize a variety of financial instruments, including options, in an attempt to reduce the investment risks of the Funds.

Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission, the several options exchanges upon which they are traded and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments will be limited by certain tax considerations.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because each of the Funds may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Funds may enter into foreign currency exchange transactions to convert United States currency to foreign currency and foreign currency to United States currency, as well as convert foreign currency to other foreign currencies. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. The Funds may also enter into foreign currency hedging transactions in an attempt to protect the value of the assets of the respective Fund as measured in U.S. dollars from unfavorable changes in currency exchange rates and control regulations. (Although each Fund's assets are valued daily in terms of U.S. dollars, the Funds do not intend to convert their respective holdings of other currencies into U.S. dollars on a daily basis.)

The Funds may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although currency exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a currency at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no fees or commissions are charged at any stage for trades.

When a Fund enters into a contract for the purchase or sale of a security denominated in a non-U.S. currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of non-U.S. currency involved in the underlying security transaction, the Fund will be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the non-U.S. currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Adviser believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of non-U.S. currency approximating the value of some or all of the Fund's securities denominated in such non-U.S. currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible since the future value of such securities in non-U.S. currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of a short-term hedging strategy is highly uncertain. The Funds do not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts obligates a Fund to deliver an amount of non-U.S. currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

The Funds generally would not enter into a forward contract with a term greater than one year. At the maturity of a forward contract, a Fund will either sell the security and make delivery of the non-U.S. currency, or retain the security and terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S.
currency. If a Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

It is impossible to forecast with precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

Each of the Funds may also purchase put options on a non-U.S. currency in order to protect against currency rate fluctuations. If a Fund purchases a put option on a non-U.S. currency and the value of the U.S. currency declines, the Fund will have the right to sell the non-U.S. currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on the Fund which otherwise would have resulted. Conversely, where a rise in the U.S. dollar value of another currency is projected, and where the Fund anticipates investing in securities traded in such currency, the Fund may purchase call options on the non-U.S. currency.

The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. However, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

The Funds may write options on non-U.S. currencies for hedging purposes or otherwise to achieve their investment objectives. For example, where a Fund anticipates a decline in the value of the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Put and call options on non-U.S. currencies written by a Fund will be covered by segregation of cash, short-term money market instruments or high quality debt securities in an account with the custodian in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

Investing in ADRs and other depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities traded in currencies other than the U.S. dollar. Because the securities underlying ADRs are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the receipts covering such securities. A Fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in depositary receipts.

Of course, a Fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the Adviser. It should also be realized that this method of protecting the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

Each Fund has established procedures consistent with policies of the Securities and Exchange Commission concerning forward contracts. Since those policies currently recommend that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, each Fund expects to always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk.

OPTIONS - GENERAL. Each Fund may purchase and write (i.e. sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

A Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held in the segregated account until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

FEDERAL TAX TREATMENT OF OPTIONS. Certain option transactions have special tax results for the Funds. Expiration of a call option written by a Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

If a Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the "Code"), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

In the case of transactions  involving  "nonequity  options," as defined in Code
Section 1256, the Funds will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A "nonequity option" includes options involving stock indexes such as the Standard & Poor's 500 and 100 indexes.

CERTAIN RISKS REGARDING OPTIONS. There are risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Funds of options on stock indexes will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that is has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

COVER FOR OPTIONS POSITIONS. Transactions using options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its Custodian in the prescribed amount. Under current SEC guidelines, the Funds will segregate assets to cover transactions in which the Funds write or sell options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

INVESTMENT  COMPANIES.  Each Fund currently  intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (a) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

WARRANTS. The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specific period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its total assets, taken at market value, in warrants, or more than 2% of its total assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges or a major foreign exchange. Warrants attached to other securities acquired by a Fund are not subject to this restriction.

CONVERTIBLE SECURITIES. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted and exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stock in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk of loss of principal than the corporation's common stock.

In selecting convertible securities for the Funds, the Adviser will consider among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Funds portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

Typically, the convertible debt securities in which the Funds will invest will be of a quality less than investment grade (so-called "junk bonds"). The Funds will, however, limit their investment in non- investment grade convertible debt securities to no more than 5% of the respective net assets at the time of purchase and will not acquire convertible debt securities rated below B by Moody's or S&P, or securities deemed by the Adviser to be of comparable quality. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

EFFECT ON INTEREST RATES AND ECONOMIC CHANGES. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

As previously stated, the value of a junk bond security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce a Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

PAYMENT EXPECTATIONS. Junk bond securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

CREDIT RATINGS. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of junk bond securities and, therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bond securities will be more dependent on the Adviser's credit analysis than would be the case with investments in investment grade debt securities. The Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Adviser continually monitors each Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

LIQUIDITY AND VALUATION. A Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all junk bond securities there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

In general, investments in non-investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuations and to greater risk of loss of income and principal due to default than investments of higher-rated fixed income securities. Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower- rated securities.

CALCULATION OF PORTFOLIO TURNOVER RATE. The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions as well as market prices may dictate. It is anticipated the portfolio turnover rate for the Highland Growth and Highland Aggressive Growth Funds will not exceed 200% and 400% annually, respectively. However, this rate should not be considered as a limiting factor to the Funds.

INVESTMENT STRUCTURE. Although the Funds have no current intention of doing so, each of the Funds reserves the right to invest all or a portion of its investable assets in a diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund (a "Qualifying Portfolio"). A Qualifying Portfolio may then, in turn, buy, hold and sell securities in accordance with these objectives and policies. Of course, there is no assurance that the Funds or any Qualifying Portfolio will achieve their objectives. A Fund will invest in a Qualifying Portfolio only if the Trustees of the Funds find that the aggregate per share expenses of that Fund and its corresponding Qualifying Portfolio would be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Qualifying Portfolio. Each Fund would be able to withdraw its investment in a Qualifying Portfolio at any time, and would do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Qualifying Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described above or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Qualifying Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

A Qualifying Portfolio would be able to change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Qualifying Portfolio would notify its corresponding Fund (which in turn would notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Qualifying Portfolio.

Certain investment restrictions of a Qualifying Portfolio could not be changed without approval by the investors in that Qualifying Portfolio. These policies would be described in the Statement of Additional Information for the corresponding Fund. If a Fund was asked to vote on matters concerning its Qualifying Portfolio, the Fund would hold a shareholder meeting and vote in accordance with shareholder instructions. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in its Qualifying Portfolio.

A Qualifying Portfolio would be able to sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Qualifying Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

INVESTMENT RESTRICTIONS

Consistent with each Fund's investment objective, each Fund has adopted certain investment restrictions. The following restrictions supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment restriction states a maximum percentage of a Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment limitations except with respect to the Fund's restrictions on borrowings as set forth in restriction 8 below.

A Fund's fundamental restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's voting shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding voting shares of the Fund.

The following are the Funds' fundamental investment restrictions.

Each Fund may not:

1. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"); provided, however, a Fund may engage in transactions involving options, futures and options on futures contracts.

2. Lend money or securities (except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities).

3. With respect to 75% of its total assets, purchase (a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more than 5% of the value of the Fund's total assets to be invested in securities of any one issuer or (b) more than 10% percent of the outstanding voting securities of any one issuer, except that the Fund may invest all or a portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

4. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry.

5. Act as an underwriter or distributor of securities other than shares of the Funds except (a) the Fund may invest all or a portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act,
(b) to the extent that a Fund's participation as part of a group in bidding or by bidding alone, for the purchase or permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and (c) to the extent that a Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities.

6. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities that are backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

7. Borrow money, except that a Fund may borrow money from a bank and may enter into reverse repurchase agreements for temporary or emergency purposes (not for leveraging) in an amount not exceeding 33 1/3% of the value of its total assets at the time of borrowing. In addition, no Fund may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund, taken at market value. Any borrowings that exceed 33 1/3% of the Fund's total assets by reason of a decline in net asset value will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. Transactions involving options, futures and options on futures, will not be deemed to be borrowings if properly covered by a segregated account where appropriate.

8. Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities).

In determining industry classification with respect to the Funds, the Adviser intends to use the industry classification titles in the Standard Industrial Classification Manual.

ADDITIONAL COMPANY INFORMATION

TRUSTEES AND OFFICERS. Information regarding the Trustees and officers of the Funds, including their principal business occupations during at least the last five years, is set forth below. Each Trustee who is an "interested person," as defined in the 1940 Act, is indicated by an asterisk. Except where otherwise indicated, each of the individuals below has served in his or her present capacity with the Company since its organization. Unless otherwise indicated below, the address of each of the officers and trustees is 1248 Post Road, Fairfield, Connecticut 06430.

* Catherine C. Lawson (age 48), Chairman and Trustee. Ms. Lawson is a co-founder of the Adviser and is the sole shareholder of Tregargus Holdings Ltd., a general partner of the Adviser. Ms. Lawson, a Chartered Financial Analyst, has served as the Chief Executive Officer and Chief Investment Officer of the Adviser since its organization on May 19, 1995. She served as the portfolio manager of the Dreyfus Convertible Securities Fund from 1990 to 1993. From 1984 to 1989, she was a Vice President of Nationar, Inc., where she was the portfolio manager of the MSB Fund and the Institutional Family of Funds.

* Robert Lamb III (age 36), President and Trustee. Mr. Lamb is a co-founder of the Adviser and is the sole shareholder of Lamb Holdings Inc., a general partner of the Adviser. Mr. Lamb has served as the President of the Adviser since its organization on May 19, 1995. Prior to that he served as Vice President at S.G. Warburg, a broker-dealer (September, 1992 to June, 1994), and as Vice President of Dillon Read, a broker-dealer (June, 1982 to September, 1992).

Douglass M. Barnes (age 55), Trustee. Mr. Barnes is a private investor and serves as Director of The Green Paint Co., Inc., a paint recycling business
(since 1994), as Director of Liquid Motion, Inc., a water-massage bed manufacturer (since 1994), and as Clerk and Director of Chatham Athletic Club, Inc., a non-profit organization (since 1996). His address is P.O. Box 305 North Chatham, Massachusetts 02650.

Tarrant Cutler (age 70), Trustee. Mr. Cutler also serves as Trustee of the 1784 Funds, a registered investment company, and as Secretary and Trustee of Beverly Hospital. Mr. Cutler served as Senior Executive Vice President of Massachusetts Financial Services from 1950 to June, 1991. His address is 5 Masconomo St., Manchester, Massachusetts 01944.

Diana R. Harrington (age 57), Trustee. Ms. Harrington is a Professor at Babson College (since September, 1993) and serves as a Trustee of certain funds in the Landmark Family of Funds (since 1992). Ms. Harrington has also served as a Visiting Professor at Kellogg Graduate School of Management, Northwestern
University (September, 1992 to September, 1993) and as a Professor at Darden Graduate School of Business, University of Virginia (September, 1978 to September, 1993). Her address is 120 Goulding Street, Holliston, Massachusetts 01746.

Stephen J. Barrett (age 28), Vice President and Secretary. Mr. Barrett is Manager of Client Services, Forum Financial Services, Inc., with which he has been associated since September, 1996. Prior to joining Forum, Mr. Barrett spent two and a half years at Fidelity Investments where he served as a Senior Product Manager. Prior to that Mr. Barrett was a Securities Analyst for two and a half years with Bingham, Dana & Gould LLP in Boston, Massachusetts. Mr. Barrett is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Max Berueffy (age 45), Assistant Secretary. Mr. Berueffy serves as Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. His address is Two Portland Square, Portland, Maine 04101.

Traci  E.  Block  (age  40),  Assistant  Secretary.  Ms.  Block  serves  as Fund
Administrator, Forum Financial Services, Inc., with which she has been associated since 1995. Prior thereto, Ms. Block was a legal assistant with the law firm of Pierce, Atwood in Portland, Maine. Ms. Block is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

Richard C. Butt (age 41), Treasurer, Principal Financial Officer and Principal Accounting Officer. Mr. Butt serves as Managing Director, Forum Financial Services, Inc., with which he has been associated since May, 1996. Prior thereto, Mr. Butt was a Director of the Financial Services Consulting Practice, KPMG Peat Marwick LLP (December, 1994 to April, 1996). From November, 1993 to August, 1994, Mr. Butt was President of 440 Financial Distributors, Inc. a mutual fund administrator and distributor, and prior thereto was Senior Vice President of 440 Financial Group, Inc. Mr. Butt is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.


Stacey Hong (age 30), Assistant Treasurer. Mr. Hong serves as Manager of Pricing and Bookkeeping, Forum Financial Corp., with which he has been associated since April, 1992. Prior to his appointment as Manager of Pricing and Bookkeeping, Mr. Hong was a Fund Accounting Manager with Forum Financial Corp. Prior thereto, Mr. Hong was a Senior Auditor with Ernst & Young (August, 1988 to April, 1992). His address is Two Portland Square, Portland, Maine 04101.


Michael J. McKeen (age 25), Assistant Treasurer. Mr. McKeen serves as Fund Accounting Manager, Forum Financial Corp., with which he has been associated since June, 1993. Prior to that, Mr. McKeen was attending the University of Maine, from which he obtained a B.S. degree in Finance in May, 1993. Mr. McKeen also serves as an officer for various registered investment companies for which Forum Financial Corp. serves as fund accountant and/or transfer agent. His address is Two Portland Square, Portland, Maine 04101.

Cheryl O. Tumlin (age 30), Assistant Secretary. Ms. Tumlin serves as Assistant Counsel, Forum Financial Services, Inc., with which she has been associated since July, 1996. Prior thereto, Ms. Tumlin was on the staff of the U.S. Securities and Exchange Commission as an attorney in the Division of Market Regulation and prior thereto Ms. Tumlin was an associate with the law firm of Robinson Silverman Pearce Aronsohn & Berman in New York, New York. Her address is Two Portland Square, Portland, Maine.

The Trustees of the Company (with the exception of the Trustees who are officers of the Adviser and receive no remuneration from the Funds) are expected to receive the following remuneration from the Company during its fiscal year ending December 31, 1997:

                                                                                     TOTAL
                                                                                  COMPENSATION
                                              PENSION OR                         FROM REGISTRANT
                           AGGREGATE          RETIREMENT         ESTIMATED           AND FUND
NAME OF                  COMPENSATION     BENEFITS ACCRUED          ANNUAL        COMPLEX PAID
PERSON,                       FROM         AS PART OF FUND    BENEFITS UPON         TO TRUSTEES
POSITION                 REGISTRANT(1)        EXPENSE(1)       RETIREMENT(1)          (1)(2)
                         -------------        ----------       -------------          ------

Douglass M. Barnes           $8,500             $0                   $0                $8,500
Tarrant Cutler               $8,500             $0                   $0                $8,500
Diana R. Harrington          $8,500             $0                   $0                $8,500

       (1) Information is estimated for the period from April 14, 1997 (commencement of operations of the Funds) to December 31, 1997. Each of the Trustees is paid a retainer of $6,000 annually and a fee of $1,000 for each meeting attended and is reimbursed for the expenses of attending meetings.

       (2) Each Trustee serves with respect to the Highland Growth Fund and the Highland Aggressive Growth Fund.

To provide the initial capital of the Company, on March 26, 1997 Robert Lamb III purchased an aggregate of 10,000 shares of Highland Growth Fund at the net asset value of $10.00 per share for an aggregate purchase price of $100,000. As of the date hereof, there was no other holder of shares of any of the Funds.

INVESTMENT ADVISER. The investment adviser to the Funds is Highland Investment Group L.P. (the "Adviser"). Catherine C. Lawson is the sole shareholder of Tregargus Holdings Ltd., a general partner of the Adviser, and is a co-founder and the Chief Executive Officer and Chief Investment Officer of the Adviser.
Robert Lamb, III is the sole shareholder of Lamb Holdings Inc., a general partner of the Adviser, and is a co-founder and the President of the Adviser. As such, they control the Adviser. Pursuant to an Investment Advisory Agreement entered into between the Company on behalf of each of the Funds and the Adviser (the "Investment Advisory Agreement"), the Adviser provides continuous investment advisory services to the Funds. The Adviser also provides the Funds with office space, equipment and personnel necessary to manage the Funds' assets. The Investment Advisory Agreement is dated as of March 14, 1997. The Investment Advisory Agreement has an initial term of 2 years and thereafter is required to be approved annually by the Board of Trustees of the Company or by vote of a majority of the respective Fund's outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is terminable without penalty with respect to a Fund, on 60 days' written notice by the Trustees, by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, and will terminate automatically in the event of its assignment.

As compensation for its services, each Fund pays to the Adviser a monthly advisory fee at the annual rate specified in the Prospectus. From time to time, the Adviser may voluntarily waive all or a portion of its fee for one or more Funds. The organizational expenses of the Funds were advanced by the Adviser and will be reimbursed by each Fund over a period of not more than sixty months.

The Investment Advisory Agreement requires the Adviser to reimburse a Fund in the event that the expenses and charges payable by the Fund in any fiscal year, including the advisory fee but excluding taxes, interest, brokerage commissions, and similar fees, exceed a percentage of the average net asset value of the Fund for such year which is the most restrictive percentage provided by the state laws of the various states in which the Funds' common stock is qualified for sale. Additionally, the Adviser voluntarily agreed to reimburse each Fund to the extent aggregate annual operating expenses as described above exceed 1.95% of the average daily net assets of each Fund, for each Fund's first twelve months of operation. The Adviser may voluntarily continue to waive all or a portion of the advisory fees otherwise payable by the Funds. Such a waiver may be terminated at any time in the Adviser's discretion. Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to each Fund by reducing the Adviser's fee, subject to later adjustment, month by month, for the remainder of each Fund's fiscal year. The Adviser may from time to time voluntarily absorb expenses for one or more Funds in addition to the reimbursement of expenses in excess of the foregoing.

The Investment Advisory Agreement provides that the Adviser shall not be liable to the respective Fund or its shareholders for any error of judgment or mistake of law or for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that nothing therein shall limit the freedom of the Adviser and its affiliates to render investment supervisory and corporate administrative services to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations, or to engage in other business activities.

ADMINISTRATOR. Forum Administrative Services, LLC (the "Administrator") provides various administrative services to the Funds (which include clerical, compliance, regulatory and other services) pursuant to an Administration Agreement with the Company on behalf of the Funds. The Administration Agreement continues in effect until April 14, 1998 and thereafter shall be in effect indefinitely. Notwithstanding the foregoing, the Administration Agreement may be terminated by the Board of Trustees or by the Administrator on not less than 60 days' written notice and is not assignable by either party thereto except by the specific written consent of the other party. Forum Financial Corp., an affiliate of Forum Administrative Services, LLC, provides fund accounting services to the Funds.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT. BankBoston serves as the custodian and Forum Financial Corp. serves as the transfer and dividend paying agent for the Funds. Under the terms of the respective agreements, The First National Bank of Boston, is responsible for the receipt and delivery of each Fund's securities and cash, and Forum Financial Corp. is responsible for processing purchase and redemption requests for the securities of each Fund as well as the recordkeeping of ownership of each Fund's securities, payment of dividends and the issuance of confirmations of transactions and annual statements to shareholders. BankBoston and Forum Financial Corp. do not exercise any supervisory functions over the management of the Funds or the purchase and sale of securities.

LEGAL COUNSEL. Bingham, Dana & Gould LLP, with offices at 150 Federal Street, Boston, MA 02110, serves as counsel to the Funds.

INDEPENDENT  ACCOUNTANTS.  Coopers & Lybrand  L.L.P.,  One Post  Office  Square,
Boston, MA 02109 are the independent accountants for the Funds. They are responsible for performing an audit of each Fund's year-end financial statements as well as providing accounting and tax advice to the management of the Funds.

DISTRIBUTION OF SHARES

Forum Financial Services, Inc. acts as distributor for the Funds pursuant to a Distribution Agreement. Unless otherwise terminated, the Distribution Agreement remains in effect from year to year upon annual approval by the Board of Trustees, or by the vote of a majority of the outstanding voting securities of the respective Fund and by the vote of a majority of the Board of Trustees who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act and may be terminated on not less than 60 days' written notice.

As set forth in the Prospectus, the Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to .25% of each Fund's average daily net assets.

The Plan was adopted in anticipation that the Funds will benefit from the Plan through increased sales of shares of each Fund, thereby reducing each Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time as to any Fund by a vote of the Trustees of the Funds who are not interested persons of the Funds and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Trustees") or by a vote of a majority of the outstanding shares of that Fund. Any change in the Plan that would materially increase the distribution expenses of any Fund provided for in the Plan requires approval of the shareholders of that Fund and the Board of Trustees, including the Rule 12b-1 Trustees.

While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Funds will be committed to the discretion of the Trustees of the Funds who are not interested persons of the Funds. The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the officers of the Company. Unless otherwise terminated, the Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is responsible for decisions to buy and sell securities for each Fund, for the placement of its portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Company's Board of Trustees. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Adviser.

The Adviser will place orders pursuant to its investment determination for the Funds either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Adviser will use its best effort to seek on behalf of a Fund the best overall terms available. In selecting brokers and assessing the best overall terms available for any transaction, the Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased or sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser may determine that better prices are available from non-principal market makers who are paid commissions directly.

In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. While the Adviser believes these services have substantial value, they are considered supplemental to its own efforts in the performance of its duties. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer - viewed in terms of that particular transaction or in terms of the overall responsibilities the Adviser has to the Funds. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, or any affiliated person of either the Company or the Adviser, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission through rules, regulations, decisions and no-action letters.

The Adviser may retain advisory clients in addition to the Funds and place portfolio transactions for these accounts. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Funds. In the opinion of the Adviser, it will not be possible to separately measure the benefits from research services to each of the accounts (including the Funds) to be managed by the Adviser. Because the volume and nature of the trading activities of the accounts will not be uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, such costs to the Funds will not, in the opinion of the Adviser, be disproportionate to the benefits to be received by the Funds on a continuing basis.

The Adviser intends to seek to allocate portfolio transactions equitably among its accounts whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations between a Fund and other advisory accounts, if any, the main factors to be considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.

TAXES

GENERAL. In order to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and must meet several additional requirements.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject to the alternative minimum tax.

If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

FOREIGN TAXES. Dividends and interest received by the Funds may be subject to income, withholding, or other taxes imposed by foreign countries that would reduce the yield on each Fund's portfolio securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as sources that produce interest, dividends, rental, royalty or capital gain income) or hold at least 50% of their assets in such passive sources ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gains from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash and could result in the conversion of capital gain to ordinary income. A Fund may limit its investments in passive foreign investment companies or dispose of such investments if potential adverse tax consequences are deemed material in particular situations.

NON U.S. SHAREHOLDERS. Distributions of net investment income by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic taxpayers will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by an individual in the United States.

The foregoing is a general and abbreviated summary of certain U.S. federal income tax considerations affecting such Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

DESCRIPTION OF SHARES

The Company's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest ($0.0001 par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. Currently, the Funds are the only two series of shares of the Company. Each share represents an equal proportionate interest in a Fund with each other share.

Upon liquidation or dissolution of a Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Company reserves the right to create and issue additional series of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution of the series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Company. In matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Company do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Company may elect all of the Trustees of the Company if they choose to do so and in such event the other shareholders in the Company would not be able to elect any Trustee. The Company is not required and has no present intention of holding annual meetings of shareholders but the Company will hold special meetings of a Fund's shareholders when in the judgment of the Company's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Company's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares.

The Company may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Company), if approved by the vote of the holders of two-thirds of the Company's outstanding shares voting as a single class, or of the affected series of the Company, as the case may be, except that if the Trustees of the Company recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Company's or the affected series' outstanding shares would be sufficient. The Company or any series of the Company, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Company or the affected series or (ii) by the Trustees by written notice to the shareholders of the Company or the affected series. If not so terminated, the Company will continue indefinitely.

Share certificates will not be issued.

The Company is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Company and provides for indemnification and reimbursement of expenses out of Company property for any shareholder held personally liable for the obligations of the Company. The Declaration of Trust also provides that the Company may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Company, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Company itself was unable to meet its obligations.

The Company's Declaration of Trust further provides that obligations of the Company are not binding upon the Trustees individually but only upon the property of the Company and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

INDIVIDUAL RETIREMENT ACCOUNTS

Individuals who receive compensation or earned income, even if they are active participants in a qualified retirement plan (or certain similar retirement plans), may establish their own tax-sheltered Individual Retirement Account ("IRA"). The Funds offer a prototype IRA plan which may be adopted by individuals. There is currently no charge for establishing an account, although there is an annual maintenance fee.

Earnings on amounts held in an IRA are not taxed until withdrawal. However, the amount of deduction, if any, allowed for IRA contributions is limited for individuals who are active participants in an employer-maintained retirement plan and whose incomes exceed specific limits.

A description of applicable service fees and certain limitations on contributions and withdrawals, as well as application forms, are available from the transfer agent upon request by calling, toll free, 1-888-557-3200. The IRA documents contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are considering adopting the IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of the Funds be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the foregoing retirement plans is recommended.

PERFORMANCE INFORMATION

The Funds may from time to time advertise performance data such as "average annual total return" and "total return." To facilitate the comparability of historical performance data from one mutual fund to another, the SEC has developed guidelines for the calculation of average annual total return.

The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. This calculation can be expressed as follows:

                                 P(1 + T)n = ERV

Where:       T =         average annual total return.
           ERV =         ending  redeemable  value  at the end of the  period
                         covered by the  computation  of a  hypothetical  $1,000
                         payment made at the beginning of the period.
             P =         hypothetical initial payment of $1,000.
             N =         number of years.


Total return performance for a specific period is calculated by first taking an investment ("initial investment") in a Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the investment over the period or as a cumulative total return which represents the change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The Funds' performance figures will be based upon historical results and will not necessarily be indicative of future performance. The Funds' returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

From time to time, in marketing and other literature, the Funds' performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objective and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

The Funds' performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ranking are not absolute or necessarily predictive of future performance.

Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of or selections from, editorials or articles about the Funds. Sources for Fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

The Funds may compare their performance to a wide variety of indices and measures of inflation including the Standard & Poor's Index of 500 Stocks and the NASDAQ Over-the-Counter Composite Index. There are differences and similarities between the investments that the Funds may purchase for their respective portfolios and the investments measured by these indices.

Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than

1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

Marketing and other Company literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares a Fund to other Highland Funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES; DETERMINATION OF NET ASSET VALUE

As set forth in the Prospectus, the net asset value of the Funds will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

OTHER INFORMATION

It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for a Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of a Fund. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities.

The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Commission under the Securities Act with respect to the securities offered by the Funds' Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the Commission in Washington, D.C.

Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.


SHAREHOLDINGS

As of September 30, 1997, the officers and Trustees of the Trust as a group owned 12,286.4 or 27.9% of the outstanding shares of the Highland Growth Fund. Also as of that date, the shareholders listed below owned more than 5% of the Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                 PERCENTAGE OF
SHAREHOLDER                                                     HIGHLAND GROWTH
-----------                                                    FUND SHARES OWNED
                                                               -----------------

Bank of Boston IRA Custody
FBO Robert Lamb III
9 Cedar Hills
Weston, Connecticut  06883                                                 22.8%

Perry W. Skjelbred
One Baldwin Place
Westport, Connecticut  06880                                              22.65%

Bank of Boston IRA Custody
FBO Stephen Smith
14 Ferncliff Road
Cos Cob, Connecticut  06807                                               13.11%



FINANCIAL STATEMENTS


The unaudited financial statements of the Highland Growth Fund for the period May 13, 1997 through August 31, 1997, including Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes thereto and Financial Highlights, are set forth in Appendix B to this SAI.

Also set forth in Appendix B to this SAI are the audited Statement of Assets and Liabilities of the Fund as of March 26, 1997, notes thereto and the Independent Auditors Report of Coopers & Lybrand L.L.P., dated March 27, 1997.

As the Highland Aggressive Growth Fund had not as of the date hereof commenced operations, no financial statements are available.

                                   APPENDIX A

Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper in which the Funds may invest:

"A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

"A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper in which the Funds may invest:

"Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper in which the Funds may invest:

"Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"Duff 2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding need may enlarge total financing requirements, access to capital markets is good.

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The highest rating category of Fitch for short-term obligations is "F-1." Fitch employs two designations, "F-1+" and "F-1," within the highest category. The following summarizes the rating categories used by Fitch for short-term obligations in which the Funds may invest:

"F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by a bank holding company or an entity within the holding company structure. The following summarizes the ratings used by Thomson BankWatch in which the Funds may invest:

"TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

"TBW-2" - this designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings in which the Funds may invest:

"A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

"A2" - Obligations are supported by a good capacity for timely repayment.

Corporate Long-Term Debt Ratings

Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2. Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes Bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Ratings

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same  rating are of similar  but not  necessarily  identical
credit  quality  since  the  rating   categories  do  not  fully  reflect  small
differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+.'

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.

Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

Rating Scale   Definition

             AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

             AA+ High credit quality. Protection factors are AA strong. Risk is modest, but may vary slightly from AA-time to time because of economic conditions.

             A+ Protection factors are average but adequate. A However, risk factors are more variable and greater A-in periods of economic areas.

             BBB+ Below average protection factors but still BBB considered sufficient for prudent investment. BBB-Considerable variability in risk during economic cycles.

             BB+ Below investment grade but deemed likely to meet BB obligations when due. Present or prospective BB-financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

             B+ Below investment grade and possessing risk that B obligations will not be met when due. Financial B-protection factors will fluctuate widely according to economic cycles.

             CCC               Well   below   investment    grade    securities.
                               Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

             DD                Default debt obligations.   Issuer failed to meet
                               scheduled principal and/or interest payments.

             DP                Preferred stock with dividend arrearages.

                                   APPENDIX B

              UNAUDITED FINANCIAL STATEMENTS -- HIGLAND GROWTH FUND

                                 AUGUST 31, 1997

                            FOUR TO SIX MONTH UPDATE

HIGHLAND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
     Investments (Note 2):
        Investments at cost                                               $ 431,121
        Net unrealized appreciation (depreciation)                           30,755
                                                                -------------------
             Total investments at value                                     461,876

     Interest, dividends and other receivables                                  141
     Receivable from investment adviser (Note 3)                             61,313
     Organization costs, net of amortization (Note 2)                        46,241
                                                                -------------------

Total Assets                                                                569,571
                                                                -------------------

LIABILITIES:
     Payable to related parties (Note 3)                                     12,045
     Accrued expenses and other liabilities                                  97,283
                                                                -------------------

Total Liabilities                                                           109,328
                                                                -------------------

NET ASSETS                                                                $ 460,243
                                                                ===================


COMPONENTS OF NET ASSETS
     Paid in capital                                                      $ 429,324
     Undistributed net investment income (loss)                               (631)
     Accumulated net realized gain (loss)                                       795
     Unrealized appreciation (depreciation) on investments                   30,755
                                                                -------------------

NET ASSETS                                                                $ 460,243
                                                                ===================

SHARES OF BENEFICIAL INTEREST                                                41,023
                                                                ===================

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                              $ 11.22
                                                                ===================

HIGHLAND GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 13, 1997 THROUGH AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


Interest income                                                           $ 862
Dividend income                                                             281
                                                             -------------------
                                                                           1,143
                                                             -------------------


Investment advisory (Note 3)                                              1,050
Management (Note 3)                                                      12,045
Custody                                                                     746
Transfer agent (Note 3)                                                   9,667
Insurance                                                                22,000
Registration                                                             20,107
Accounting (Note 3)                                                      10,839
Legal                                                                     6,850
Audit                                                                    13,000
Directors fees and expenses                                               4,500
Reporting                                                                 4,189
Amortization of organization costs (Note 3)                               2,963
Miscellaneous                                                             2,852
                                                             -------------------
                                                                         110,808
Fees waived and expenses reimbursed (Note 5)                           (109,034)
                                                             -------------------
                                                                           1,774
                                                             -------------------

                                                                           (631)
                                                             -------------------


Net realized gain (loss) on investments                                     795
Net unrealized gain (loss) on investments                                30,755
                                                             -------------------
                                                                          31,550
                                                             -------------------


FROM OPERATIONS                                                        $ 30,919
                                                             ===================

HIGHLAND GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




NET ASSETS - BEGINNING OF PERIOD (A)                                   $ 100,000
------------------------------------
                                                              ------------------

OPERATIONS:
     Net investment income (loss)                                        $ (631)
     Net realized gain (loss) on investments                                 795
     Net change in unrealized appreciation (depreciation)
          on investments                                                  30,755
                                                              ------------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 30,919
                                                              ------------------

CAPITAL SHARE TRANSACTIONS (B):
     Sale of shares                                                      329,424
     Redemption of shares                                                  (100)
                                                              ------------------
     NET INCREASE (DECREASE) FROM CAPITAL TRANSACTIONS                   329,324
                                                              ------------------
     NET INCREASE (DECREASE) IN NET ASSETS                               360,243
                                                              ------------------

NET ASSETS - AUGUST 31, 1997 (INCLUDING LINE C)                        $ 460,243
-----------------------------------------------
                                                              ==================

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

(b)  Shares Issued (Redeemed)
     Sale of shares                                                       31,032
     Redemption of shares                                                    (9)
                                                              ------------------
        Net increase (decrease) in shares outstanding                     31,023
                                                              ==================

(c)  Undistributed Net Investment Income (Loss)                          $ (631)
                                                              ==================

HIGHLAND GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



SELECTED PER SHARE DATA AND RATIOS
FOR A SHARE OUTSTANDING






Net Asset Value, Beginning of Period                                   $10.00(a)
                                                                     -----------
Investment Operations
     Net Investment Income (Loss)                                         (0.02)
     Net Realized and Unrealized Gain (Loss) on Investments                1.24
                                                                     -----------
Total from Investment Operations                                           1.22
                                                                     -----------
Net Asset Value, End of Period                                           $11.22
                                                                     ===========

Total Return                                                           12.20%(b)

Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)                             $460
Ratios to Average Net Assets:
     Expenses including reimbursement/waiver                            1.95%(c)
     Expenses excluding reimbursement/waiver                          121.41%(c)
     Net investment income (loss) including reimbursement/waiver      (0.69%)(c)
Average Commission Rate (d)                                             $ 0.2337
Portfolio Turnover Rate                                                    1.43%

------------------------


(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

HIGHLAND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

The Highland Family of Funds ("Company") is a diversified, open end, management investment company registered under the Investment Company Act of 1940. The Company is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 7, 1996. The Highland Growth Fund ("Fund") is a separate series of the Company and currently the Company's only active series. The Fund commenced operations on May 13, 1997.

NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax.
Therefore, no federal income or excise tax provision is required.

REALIZED GAIN AND LOSS - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

ORGANIZATIONAL COST - Costs incurred by the Fund in connection with its organization and the initial offering of its shares have been deferred and will be amortized on a straight-line basis over a period of five years from the date the Fund commenced its investment activities. If any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization and registration expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

HIGHLAND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser is Highland Investment Group L.P. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 1.15% of the Fund's average daily net assets.

ADMINISTRATION - Pursuant to an Administration Agreement, Forum Administrative Services, Limited Liability Company ("FAS") acts as administrator for the Fund. The Fund pays FAS an administration fee equal to 0.10% of the Fund's first $100 million and 0.05% thereafter on the average daily net assets. The minimum annual fee payable for administration is $40,000.

DISTRIBUTION  -  Forum  Financial   Services,   Inc.(R)  ("FFSI")  acts  as  the
distributor for the Fund pursuant to a Distribution Agreement.

OTHER SERVICES - Forum Financial Corp.(R) ("FFC") an affiliate of FAS and FFSI, acts as the transfer agent and dividend disbursing agent for the Fund. FFC also provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

The cost of  securities  purchased  and the  proceeds  from sales of  securities
(excluding short-term investments) for the period ended August 31, 1997, aggregated $444,388 and $16,358 respectively.

For federal income tax purposes, the tax basis of investment securities owned as of August 31, 1997, was $431,121. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $42,990, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $12,235.

NOTE 5.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has agreed to waive a portion of its fee and/or assume certain expenses of the Fund so that the total operating expenses of the Fund do not exceed 1.95% of its average daily net assets until January 1, 1998. FAS and FFC may waive voluntarily all or a portion of their fees, from time to time. For the period ended August 31, 1997, the Adviser waived fees and reimbursed expenses of $1,050 and $107,984, respectively.

                          THE HIGHLAND FAMILY OF FUNDS

                              HIGHLAND GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 26, 1997

ASSETS:

Cash                                                                    $100,000
Deferred organization expenses (Note 1B).                                 47,473
                                                                          ------
             Total assets                                                147,473

LIABILITIES:

Accrued organization expenses (Note 1B)                                   47,473
                                                                          ------
NET ASSETS                                                              $100,000
                                                                        --------
Shares Outstanding                                                        10,000
                                                                          ------
Net Asset Value, offering and redemption price per share
($100,000/10,000 shares outstanding)                                      $10.00
                                                                          ------

The accompanying notes are an integral part of this statement.

NOTES TO STATEMENT OF ASSETS AND LIABILITIES

Note 1 - Significant Accounting Policies:

(A) General: The Highland Family of Funds (the "Company") is a diversified, open end management investment company registered under the Investment Company Act of 1940, as amended. The Company was established as a Massachusetts business trust organized pursuant to a Declaration of Trust dated October 7, 1996. The Highland Growth Fund (the "Fund") is a separate series of the Company. As of March 26, 1997, the Fund had no operations other than organizational matters and the issuance and sale of initial shares to Robert Lamb III, President of Highland Investment Group L.P., the Fund's investment adviser, on March 26, 1997.

(B) Organizational Expenses: Costs incurred by the Fund in connection with its organization and the initial offering of its shares have been deferred and will be amortized on a straight-line basis from the date upon which the Fund will commence its investment activities, over a period of five years. In the event that any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization and registration expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

(C) Federal Taxes: The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision will be required.

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Highland Family of Funds:

We have audited the accompanying statement of assets and liabilities of the Highland Growth Fund (the "Fund") (one of the funds constituting The Highland Family of Funds) as of March 26, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of the Highland Growth Fund of The Highland Family of Funds, as of March 26, 1997, in conformity with generally accepted accounting principles.

                            Coopers & Lybrand L.L.P.

Boston, Massachusetts
March 27, 1997

                                     PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

         (a)      FINANCIAL STATEMENTS:

                  Financial Statements Included in Part A:

                  Financial Highlights for the Highland Growth Fund for the period May 13, 1997 through August 31, 1997.

                  Financial Statements Included in Part B:

                  Unaudited financial statements for the period May 13, 1997 through August 31, 1997 including Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Notes to Financial Statements, and Financial Highlights for the Highland Growth Fund are set forth in Appendix B to the SAI.

         (b)      EXHIBITS:

   *           1           Declaration of Trust of Registrant
   *           2           By-Laws of Registrant
   +           5           Investment Advisory Agreements between the Registran
                           and Highland Investment Group L.P.
   +           6           Distribution Agreement between the Registrant and
                           Forum Financial Services, Inc.
   +           8           Custodian Agreement between the Registrant and The
                           First National Bank of Boston, as custodian
   +           9(a)        Administration Agreement between the Registrant and
                           Forum Administrative Services, LLC, as administrator
   +           9(b)        Transfer Agency Agreement between the Registrant and
                           Forum Financial Corp., as transfer agent
   +           9(c)        Fund Accounting Agreement between the Registrant and
                           Forum Financial Corp., as fund accountant
   +           10          Opinion and consent of Bingham, Dana & Gould LLP,
                           counsel to the Registrant
               11          Consent of Coopers & Lybrand  L.L.P.,  independent
                           auditors  of the  Registrant,  filed  herewith  as
                           Exhibit 11
   +           13          Initial Share Purchase Agreement
   +           15          Distribution Plan of the Registrant
   +           25          Powers of Attorney for the Registrant
   +           27          Financial Data Schedule


NOTE: ALL REFERENCES TO A PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PREEAS TO REGISTRANT'S INITIAL REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 333-14263, FILED VIA EDGAR WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 16, 1996, ACCESSION NO.0000929638-96-000162 ("REGISTRANT'S REGISTRATION STATEMENT").

          * Filed as exhibits to Registrant's Registration Statement and incorporated herein by reference.

          + Filed as exhibits to PreEA No. 1 filed via EDGAR on March 31, 1997, Accesssion No.0000929638-97-000110

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

       TITLE OF CLASS                                   NUMBER OF RECORD HOLDERS
       --------------                                   ------------------------
Shares of Beneficial Interest                           As of September 30, 1997
(par value $0.0001 per share)

     Highland Growth Fund                                           56
Highland Aggressive Growth Fund                                      0


ITEM 27.  INDEMNIFICATION.

         Reference is hereby made to Article V of the Registrant's Declaration of Trust, filed as Exhibit 1 to the Registrant's Initial Registration Statement.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Highland Investment Group L.P. (the "Adviser"), a registered investment adviser under the Investment Advisers Act of 1940, manages the assets of the Highland Growth Fund and the Highland Aggressive Growth Fund. Catherine C. Lawson and Robert Lamb, III are general partners and co-founders of the Adviser. Ms. Lawson has served as the Chief Executive Officer and Chief Investment Officer and Mr. Lamb has served as the President of the Adviser since its organization on May 19, 1995. The principal business address of the Adviser is 1248 Post Road, Fairfield Connecticut 06430.

ITEM 29.  PRINCIPAL UNDERWRITERS.

         (a) Forum Financial Services, Inc. the Registrant's distributor, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, Forum Funds, Monarch Funds, Norwest Advantage Funds, Norwest Select Funds and Sound Shore Fund, Inc.

         (b) John Y. Keffer, President of Forum Financial Services, Inc., is the Chairman and President of the Registrant. Sara M. Morris is the Treasurer of Forum Financial Services. David I. Goldstein, Secretary of Forum Financial Services, Inc., is the Secretary of the Registrant. Margaret J. Fenderson is the Assistant Treasurer of Forum Financial Services, Inc. and Dana Lukens is the Assistant Secretary of Forum Financial Services, Inc. Their business address is Two Portland Square, Portland, Maine 04101.

         (c)      Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

      NAME                                                      ADDRESS

Forum Administrative Services, LLC                        Two Portland Square
Forum Financial Services, Inc.                            Portland, Maine  04101
(administrator, dividend disbursing and
transfer agent)

The First National Bank of Boston                         100 Federal Street
(custodian)                                               Boston, MA  02110

Highland Investment Group L.P.                            1248 Post Road
(investment adviser)                                      Fairfield, CT  06430



ITEM 31.  MANAGEMENT SERVICES.

         Not applicable.


ITEM 32.  UNDERTAKINGS.

         (a) The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Trust's Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares, and in connection therewith to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

         (b) The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     NOTICE

         A copy of the Declaration of Trust for The Highland Family of Funds (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of October, 1997.

                                                    THE HIGHLAND FAMILY OF FUNDS

                                                     By:  /s/Robert Lamb III
                                                          ---------------------
                                                          Robert Lamb III
                                                          President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on October 14, 1997.


        SIGNATURE                                      TITLE


/s/ Robert Lamb III                       President and Trustee
---------------------
Robert Lamb III


/s/ Richard Butt                          Treasurer, Principal Financial Officer
----------------------                    and Principal Accounting Officer
Richard Butt

Majority of Trustees

   Catherine C. Lawson*                   Chairman and Trustee

   Douglass M. Barnes*                    Trustee

   Tarrant Cutler*                        Trustee

   Diana R. Harrington*                   Trustee

By:  /s/ Robert Lamb III
     ----------------------
      Robert Lamb III
      * Executed by Robert Lamb III on behalf of
      those indicated pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit                                                                    Page
-------                                                                    ----
11                Consent of Independent Accountants

                                                                      EXHIBIT 11

[LOGO]                      COOPERS & LYBRAND L.L.P.
[vertical line]
                                    a professional services firm





                       CONSENT OF INDEPENDENT ACCOUNTANTS



To the Trustees of The Highland Family of Funds:

     We hereby consent to the following with respect to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-14263) of The Highland Family of Funds:

     1. The reference to our firm under the heading "Independent Accountants" in the Statement of Additional Information.

     2. The reference to our firm as "independent accountants" under the heading "Administration" in the Prospectus.

     3.  The  reference  naming  our  firm  as  "Independent   Certified  Public
Accountants" on the back of The Highland Family of Funds Prospectus.

     4. The inclusion of our report dated March 27, 1997 on our audit of the financial statements of Highland Growth Fund appearing in the Statement of Additional Information which is part of the Registration Statement.


                           /s/Coopers & Lybrand L.L.P.

                           COOPERS & LYBRAND L.L.P.



Boston, Massachusetts
October 14, 1997